EXPLORATION AND EVALUATION INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
EXPLORATION AND EVALUATION INTERESTS
Exploration and evaluation assets

Exploration and evaluation assets

	Eskay	Snip	Other	Total
Balance, December 31, 2021	$74,444	$1,087	$—	$75,531
Change of estimate to closure and reclamation (Note 15)	1,162	(153)	—	1,009
Acquisition of QuestEx properties	—	—	13,120	13,120
Additions	2,882	25	2,871	5,778
Balance, December 31, 2022	$78,488	$959	$15,991	$95,438
Change of estimate to closure and reclamation (Note 15)	6,910	510	—	7,420
Additions	15,334	—	132	15,466
Sale of royalty	(55,910)	—	—	(55,910)
Balance, December 31, 2023	$44,822	$1,469	$16,123	$62,414

Exploration and evaluation expenses

Year ended December 31, 2023	Eskay	Snip	Other	Total
Accretion (Note 14)	$207	$—	$—	$207
Assays and analysis/storage	1,667	36	494	2,197
Camp and safety	470	—	7	477
Claim renewals and permits	1,013	82	36	1,131
Community relations	60	—	10	70
Depreciation (Note 11)	2,008	—	—	2,008
Drilling	16,233	11	93	16,337
Electrical	15	—	—	15
Environmental studies	20,563	358	—	20,921
Equipment rental	1,370	10	105	1,485
Fieldwork, camp support	8,630	101	1,408	10,139
Fuel	3,599	10	147	3,756
Geology, geophysics, and geochemical	20,684	236	292	21,212
Helicopter	3,222	69	624	3,915
Metallurgy	848	23	—	871
Part XII.6 tax, net of METC	(447)	—	(81)	(528)
Share-based payments (Note 20)	3,131	—	—	3,131
Transportation and logistics	4,275	—	236	4,511
Total for the year	$87,548	$936	$3,371	$91,855

Year ended December 31, 2022	Eskay	Snip	Other	Total
Accretion (Note 14)	$63	$—	$—	$63
Assays and analysis/storage	3,728	239	102	4,069
Camp and safety	2,985	—	1	2,986
Claim renewals and permits	900	57	—	957
Community relations	—	—	18	18
Depreciation (Note 11)	1,623	—	—	1,623
Drilling	13,131	—	1,681	14,812
Electrical	403	—	—	403
Environmental studies	8,515	54	—	8,569
Equipment rental	3,272	3	12	3,287
Fieldwork, camp support	17,746	104	135	17,985
Fuel	3,707	—	284	3,991
Geology, geophysics, and geochemical	17,909	18	273	18,200
Helicopter	4,441	—	960	5,401
Metallurgy	676	—	—	676
Part XII.6 tax, net of METC and sales tax recovery	36	—	(250)	(214)
Share-based payments (Note 20)	3,584	—	—	3,584
Transportation and logistics	4,081	—	1,111	5,192
Total for the year	$86,800	$475	$4,327	$91,602